Exhibit 99.1

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time. Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.
THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.
The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	2021/04/21	2.250%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	2020/08/04	1.625%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	2019/06/19	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	2019/09/23	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	2019/09/23	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2020/02/05	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	2020/03/23	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	2020/03/23	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	2022/06/17	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	2031/07/21	1.652%	Fixed
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	2020/12/16	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	2020/10/14	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	2034/12/15	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	2036/01/14	1.625%	Fixed
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	2021/03/11	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	2021/03/22	2.300%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	2021/09/14	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	2021/12/22	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	2022/12/08	3 month £ Libor +0.23%	Floating
CB36	£750,000,000	1.7220000 C$/£	$1,291,500,000	2021/06/08	3 month £ Libor +0.27%	Floating
CB37	€ 1,500,000,000	1.5417000 C$/€	$2,312,550,000	2023/06/28	0.250%	Fixed
CB38	€ 1,500,000,000	1.5148000 C$/€	$2,272,200,000	2025/09/10	0.625%	Fixed
CB39	US$1,700,000,000	1.2990000 C$/US$	$2,208,300,000	2021/10/22	3.350%	Fixed
CB40	€ 1,750,000,000	1.5160000 C$/€	$2,653,000,000	2024/01/29	0.250%	Fixed
CB41	€ 100,000,000	1.5110000 C$/€	$151,100,000	2039/03/14	1.384%	Fixed
Total			$36,339,444,950
OSFI Covered Bond Limit			$52,193,359,240

Weighted average maturity of Outstanding Covered Bonds (months)				34.30
Weighted average remaining term of Loans in Cover Pool (months)				24.59

Series Ratings		Moody's	DBRS	Fitch
CB7		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA
CB35		Aaa	AAA	AAA
CB36		Aaa	AAA	AAA
CB37		Aaa	AAA	AAA
CB38		Aaa	AAA	AAA
CB39		Aaa	AAA	AAA
CB40		Aaa	AAA	AAA
CB41		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19, Series CB20 and Series CB32 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1)
	Moody's	DBRS	Fitch
Senior Debt(2) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+ / AA
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa2 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	AA (dcr)
Rating Outlook	Stable	Positive	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(1)
	Moody's	DBRS	Fitch
Senior Debt(2) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+ / AA-

Description of Ratings Triggers(3) (4)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(6)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(6)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (cr)	n/a	BBB (long)(6)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1 (dr)	BBB (low)	F1 & A-(5)
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1 (dr)	BBB (low)	F1 & A-(5)

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1 (dr)	BBB (low)	F1 & A-(5)

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(5)

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (cr)	BBB (high) (long)	BBB+ (dcr)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)
(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No
(1) Fitch assigned the Derivative Counterparty and Deposit Ratings on October 22, 2018.
(2) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "bail-in" regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA (low) by DBRS and AA by Fitch.
(3) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.
(4) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(6) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds			$36,339,444,950

A = lower of (i) LTV Adjusted True Balance, and			$44,812,701,145	A (i)	$48,184,604,870
(ii) Asset Percentage Adjusted True Balance, as adjusted				A (ii)	$44,812,701,145
B = Principal Receipts			-	Asset Percentage:	93.00%
C = Cash Capital Contributions			-	Maximum Asset Percentage:	93.00%
D = Substitute Assets			-
E = Reserve Fund balance			-
F = Negative Carry Factor calculation			$527,190,658
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)			$44,285,510,486

Regulatory OC Minimum Calculation

A Lesser of (a) Cover Pool Collateral, and			$39,107,763,311	A (a)	$48,147,211,070*
(b) Cover Pool Collateral required to meet the Asset Coverage Test				A (b)	$39,107,763,311

B (C$ Equivalent of Outstanding Covered Bonds)			$36,339,444,950

Level of Overcollateralization (A/B)			107.62%
Regulatory OC Minimum			103.00%

*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds			$38,204,948,574

A = LTV Adjusted Present Value			$48,028,789,825	Weighted Average Effective Yield
				of Performing Eligible Loans:	3.20%
B = Principal Receipts			-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets			-
E = Reserve Fund Balance			-
F = Trading Value of Swap Collateral			-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)			$48,028,789,825

Intercompany Loan Balance

Guarantee Loan			$39,241,939,522
Demand Loan			$8,936,497,860
Total			$48,178,437,382

Cover Pool Losses

Period End	Write-off Amounts		Loss Percentage (Annualized)
April 30, 2019	$611,768		0.02%

Cover Pool Flow of Funds

	30-Apr-2019		29-Mar-2019
Cash Inflows
Principal Receipts	$896,999,885		$765,319,317
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$127,180,310		$121,580,700
Swap receipts	$127,872,413	(1)	$144,307,100	(2)
Cash Outflows
Swap payment	($127,180,310)	(1)	($121,580,700)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($127,616,668)	(1)	($144,018,486)	(2)
Intercompany Loan principal	($896,999,885)	(1)	($765,319,317)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$255,745		$288,614

(1) Cash settlement to occur on May 17, 2019
(2) Cash settlement occurred on April 17, 2019

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Cover Pool Summary Statistics

Previous Month Ending Balance	$49,096,615,301
Current Month Ending Balance	$48,199,003,648
Number of Mortgages in Pool	298,360
Average Mortgage Size	$161,546
Ten Largest Mortgages as a % of Current Month Ending Balance	0.06%
Number of Properties	237,051
Number of Borrowers	230,966
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	69.63%		53.96%
Weighted Average LTV - Drawn	59.63%		46.62%
Weighted Average LTV - Original Authorized	72.25%
Weighted Average Mortgage Rate	3.04%
Weighted Average Seasoning (Months)	28.10
Weighted Average Original Term (Months)	52.69
Weighted Average Remaining Term (Months)	24.59

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans		Percentage	Principal Balance	Percentage
Current and less than 30 days past due	297,720		99.79	$48,088,318,126	99.77
30 to 59 days past due	201		0.07	$37,624,520	0.08
60 to 89 days past due	132		0.04	$21,268,424	0.04
90 or more days past due	307		0.10	$51,792,578	0.11
Total	298,360		100.00	$48,199,003,648	100.00

Cover Pool Provincial Distribution

Province	Number of Loans		Percentage	Principal Balance	Percentage
Alberta	35,741		11.98	$6,117,514,291	12.69
British Columbia	54,306		18.20	$10,969,738,604	22.76
Manitoba	11,698		3.92	$1,310,128,732	2.72
New Brunswick	5,620		1.88	$465,273,992	0.97
Newfoundland and Labrador	3,498		1.17	$428,219,964	0.89
Northwest Territories	22		0.01	$2,482,506	0.01
Nova Scotia	8,862		2.97	$866,766,162	1.80
Nunavut	1		0.00	$40,283	0.00
Ontario	122,643		41.11	$21,675,696,682	44.97
Prince Edward Island	1,082		0.36	$98,882,910	0.21
Quebec	44,230		14.82	$4,909,153,650	10.19
Saskatchewan	10,541		3.53	$1,336,828,455	2.77
Yukon	116		0.04	$18,277,417	0.04
Total	298,360		100.00	$48,199,003,648	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans		Percentage	Principal Balance	Percentage
Score Unavailable	639		0.21	$83,479,823	0.17
499 and below	996		0.33	$150,004,017	0.31
500 - 539	815		0.27	$123,089,439	0.26
540 - 559	666		0.22	$106,160,956	0.22
560 - 579	855		0.29	$134,980,144	0.28
580 - 599	1,220		0.41	$213,897,723	0.44
600 - 619	1,813		0.61	$308,711,957	0.64
620 - 639	2,832		0.95	$493,781,722	1.02
640 - 659	4,475		1.50	$797,866,607	1.66
660 - 679	7,143		2.39	$1,265,310,215	2.63
680 - 699	10,341		3.47	$1,818,838,540	3.77
700 - 719	13,552		4.54	$2,334,408,986	4.84
720 - 739	16,105		5.40	$2,748,097,447	5.70
740 - 759	17,392		5.83	$3,027,685,138	6.28
760 - 779	19,924		6.68	$3,439,137,412	7.14
780 - 799	22,781		7.64	$4,005,464,687	8.31
800 and above	176,811		59.26	$27,148,088,837	56.33
Total	298,360		100.00	$48,199,003,648	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	223,454	74.89	$34,897,917,386	72.40
Variable	74,906	25.11	$13,301,086,262	27.60
Total	298,360	100.00	$48,199,003,648	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	51,911	17.40	$10,614,465,964	22.02
Homeline Mortgage Segment	246,449	82.60	$37,584,537,684	77.98
Total	298,360	100.00	$48,199,003,648	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	26,578	8.91	$4,350,852,993	9.03
Owner Occupied	271,782	91.09	$43,848,150,655	90.97
Total	298,360	100.00	$48,199,003,648	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	10	0.00	$1,784,825	0.00
2.0000% - 2.4999%	30,848	10.34	$5,727,174,431	11.88
2.5000% - 2.9999%	116,370	39.00	$18,137,838,805	37.63
3.0000% - 3.4999%	110,292	36.97	$18,545,240,482	38.48
3.5000% - 3.9999%	34,844	11.68	$5,122,705,551	10.63
4.0000% - 4.4999%	524	0.18	$62,234,292	0.13
4.5000% - 4.9999%	1,198	0.40	$126,297,855	0.26
5.0000% - 5.4999%	926	0.31	$92,064,778	0.19
5.5000% - 5.9999%	1,705	0.57	$211,532,852	0.44
6.0000% - 6.4999%	2	0.00	$581,538	0.00
6.5000% - 6.9999%	2	0.00	$302,817	0.00
7.0000% and above	1,639	0.55	$171,245,419	0.36
Total	298,360	100.00	$48,199,003,648	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	92,278	30.93	$13,670,232,448	28.36
12.00 - 23.99	77,499	25.97	$11,782,465,193	24.45
24.00 - 35.99	47,689	15.98	$7,944,931,598	16.48
36.00 - 47.99	52,632	17.64	$10,063,613,315	20.88
48.00 - 59.99	25,502	8.55	$4,326,262,276	8.98
60.00 - 71.99	1,301	0.44	$202,023,037	0.42
72.00 - 83.99	1,335	0.45	$188,098,685	0.39
84.00 - 119.99	124	0.04	$21,377,096	0.04
120.00 and above	0	0.00	$0	0.00
Total	298,360	100.00	$48,199,003,648	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	50,054	16.78	$7,729,062,974	16.04
12.00 - 23.99	87,110	29.20	$15,921,486,690	33.03
24.00 - 35.99	49,446	16.57	$8,215,390,667	17.04
36.00 - 59.99	106,854	35.81	$15,789,262,963	32.76
60.00 and above	4,896	1.64	$543,800,354	1.13
Total	298,360	100.00	$48,199,003,648	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	126,703	42.47	$6,415,800,918	13.31
100,000 - 149,999	50,533	16.94	$6,263,385,724	12.99
150,000 - 199,999	38,465	12.89	$6,675,034,812	13.85
200,000 - 249,999	26,693	8.95	$5,966,841,056	12.38
250,000 - 299,999	17,812	5.97	$4,866,973,286	10.10
300,000 - 349,999	11,622	3.90	$3,756,511,346	7.79
350,000 - 399,999	7,540	2.53	$2,813,461,247	5.84
400,000 - 449,999	5,081	1.70	$2,152,383,534	4.47
450,000 - 499,999	3,532	1.18	$1,672,046,110	3.47
500,000 - 549,999	2,430	0.81	$1,273,252,867	2.64
550,000 - 599,999	1,816	0.61	$1,041,856,650	2.16
600,000 - 649,999	1,245	0.42	$776,290,394	1.61
650,000 - 699,999	967	0.32	$650,260,266	1.35
700,000 - 749,999	727	0.24	$526,442,666	1.09
750,000 - 799,999	560	0.19	$432,570,275	0.90
800,000 - 849,999	450	0.15	$371,126,381	0.77
850,000 - 899,999	358	0.12	$312,696,183	0.65
900,000 - 949,999	313	0.10	$289,751,206	0.60
950,000 - 999,999	272	0.09	$264,220,455	0.55
1,000,000 and above	1,241	0.42	$1,678,098,271	3.48
Total	298,360	100.00	$48,199,003,648	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	27,265	9.14	$4,121,300,449	8.55
Detached	240,915	80.75	$38,998,754,720	80.91
Duplex	3,447	1.16	$466,048,169	0.97
Fourplex	865	0.29	$143,542,744	0.30
Other	713	0.24	$103,930,916	0.22
Row (Townhouse)	13,286	4.45	$2,285,912,407	4.74
Semi-detached	11,015	3.69	$1,955,222,318	4.06
Triplex	854	0.29	$124,291,926	0.26
Total	298,360	100.00	$48,199,003,648	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	13,027	5.50	$898,501,813	1.86
20.01 - 25.00	5,624	2.37	$733,417,894	1.52
25.01 - 30.00	8,388	3.54	$1,337,331,936	2.77
30.01 - 35.00	13,741	5.80	$2,382,449,104	4.94
35.01 - 40.00	19,277	8.13	$3,720,520,265	7.72
40.01 - 45.00	23,830	10.05	$5,028,303,814	10.43
45.01 - 50.00	29,420	12.41	$6,070,566,761	12.59
50.01 - 55.00	27,414	11.56	$5,723,305,550	11.87
55.01 - 60.00	23,552	9.94	$5,080,611,455	10.54
60.01 - 65.00	17,658	7.45	$4,017,001,119	8.33
65.01 - 70.00	16,553	6.98	$3,862,388,919	8.01
70.01 - 75.00	19,080	8.05	$4,417,687,282	9.17
75.01 - 80.00	13,806	5.82	$3,314,231,645	6.88
> 80.00	5,681	2.40	$1,612,686,092	3.35
Total	237,051	100.00	$48,199,003,648	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	41,066	17.32	$3,288,339,483	6.82
20.01 - 25.00	14,616	6.17	$2,204,098,596	4.57
25.01 - 30.00	17,118	7.22	$3,092,435,808	6.42
30.01 - 35.00	19,362	8.17	$3,985,531,958	8.27
35.01 - 40.00	21,115	8.91	$4,815,223,552	9.99
40.01 - 45.00	22,524	9.50	$5,300,128,057	11.00
45.01 - 50.00	22,169	9.35	$5,239,613,090	10.87
50.01 - 55.00	19,680	8.30	$4,714,678,331	9.78
55.01 - 60.00	15,591	6.58	$3,820,616,985	7.93
60.01 - 65.00	13,067	5.51	$3,392,101,044	7.04
65.01 - 70.00	12,312	5.19	$3,242,500,513	6.73
70.01 - 75.00	10,062	4.24	$2,684,775,653	5.57
75.01 - 80.00	6,900	2.91	$1,945,453,007	4.04
> 80.00	1,469	0.62	$473,507,570	0.98
Total	237,051	100.00	$48,199,003,648	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$200,976,527	$170,509	$35,494	$0	$201,182,530
	20.01 - 25.00	$133,066,893	$0	$0	$37,746	$133,104,639
	25.01 - 30.00	$189,990,449	$69,055	$0	$375,697	$190,435,201
	30.01 - 35.00	$235,860,678	$588,387	$161,769	$358,493	$236,969,326
	35.01 - 40.00	$296,618,832	$82,711	$303,298	$146,659	$297,151,501
	40.01 - 45.00	$393,198,926	$327,281	$660,946	$3,973,538	$398,160,691
	45.01 - 50.00	$495,911,993	$505,668	$994,944	$2,274,041	$499,686,646
	50.01 - 55.00	$529,268,344	$684,766	$681,805	$844,195	$531,479,111
	55.01 - 60.00	$614,306,716	$9,780	$1,213,907	$1,602,926	$617,133,329
	60.01 - 65.00	$619,876,834	$991,131	$321,820	$2,090,983	$623,280,769
	65.01 - 70.00	$670,227,336	$608,488	$307,349	$2,315,465	$673,458,639
	70.01 - 75.00	$747,405,435	$1,138,169	$153,331	$5,353,636	$754,050,570
	75.01 - 80.00	$646,979,264	$1,152,471	$770,764	$1,888,237	$650,790,736
	> 80.00	$308,385,064	$384,319	$386,198	$1,475,023	$310,630,603
Total Alberta		$6,082,073,290	$6,712,736	$5,991,625	$22,736,640	$6,117,514,291

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,134,997,588	$146,766	$145,038	$597,431	$1,135,886,823
	20.01 - 25.00	$776,918,279	$333,788	$0	$217,132	$777,469,198
	25.01 - 30.00	$1,008,027,415	$444,318	$0	$2,011,051	$1,010,482,784
	30.01 - 35.00	$1,304,968,114	$489,153	$253,035	$916,682	$1,306,626,983
	35.01 - 40.00	$1,564,975,065	$3,837,618	$1,110,430	$344,118	$1,570,267,231
	40.01 - 45.00	$1,374,514,631	$1,819,898	$0	$346,190	$1,376,680,719
	45.01 - 50.00	$1,165,341,205	$1,173,525	$62,185	$1,536,539	$1,168,113,454
	50.01 - 55.00	$822,254,202	$1,184,490	$0	$1,461,238	$824,899,930
	55.01 - 60.00	$505,026,672	$709,574	$0	$247,140	$505,983,386
	60.01 - 65.00	$430,513,000	$0	$0	$0	$430,513,000
	65.01 - 70.00	$398,337,561	$0	$274,575	$0	$398,612,136
	70.01 - 75.00	$261,226,324	$0	$0	$77,923	$261,304,248
	75.01 - 80.00	$189,838,843	$0	$0	$0	$189,838,843
	> 80.00	$13,059,869	$0	$0	$0	$13,059,869
Total British Columbia		$10,949,998,768	$10,139,131	$1,845,263	$7,755,442	$10,969,738,604

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$47,021,869	$47,704	$0	$0	$47,069,573
	20.01 - 25.00	$28,980,972	$0	$0	$148,611	$29,129,582
	25.01 - 30.00	$43,266,240	$114,305	$0	$0	$43,380,545
	30.01 - 35.00	$57,426,720	$0	$0	$0	$57,426,720
	35.01 - 40.00	$71,022,782	$0	$7,115	$59,050	$71,088,947
	40.01 - 45.00	$95,612,354	$107,847	$0	$334,417	$96,054,618
	45.01 - 50.00	$115,183,753	$81,406	$180,731	$184,060	$115,629,950
	50.01 - 55.00	$142,811,947	$214,163	$0	$178,039	$143,204,149
	55.01 - 60.00	$144,001,396	$210,073	$0	$0	$144,211,469
	60.01 - 65.00	$140,724,470	$297,099	$785,792	$210,537	$142,017,898
	65.01 - 70.00	$159,559,046	$311,061	$101,297	$250,082	$160,221,485
	70.01 - 75.00	$167,620,124	$0	$0	$0	$167,620,124
	75.01 - 80.00	$91,078,333	$105,198	$0	$0	$91,183,531
	> 80.00	$1,890,141	$0	$0	$0	$1,890,141
Total Manitoba		$1,306,200,147	$1,488,856	$1,074,935	$1,364,794	$1,310,128,732

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$21,905,554	$52,719	$0	$30,372	$21,988,645
	20.01 - 25.00	$12,916,827	$0	$0	$0	$12,916,827
	25.01 - 30.00	$23,595,309	$0	$9,001	$0	$23,604,310
	30.01 - 35.00	$28,187,155	$0	$76,076	$0	$28,263,231
	35.01 - 40.00	$40,810,180	$0	$0	$63,568	$40,873,749
	40.01 - 45.00	$58,569,438	$263,680	$0	$67,510	$58,900,628
	45.01 - 50.00	$67,900,727	$240,486	$196,612	$75,850	$68,413,675
	50.01 - 55.00	$66,066,827	$0	$0	$191,738	$66,258,565
	55.01 - 60.00	$51,542,375	$0	$84,100	$0	$51,626,475
	60.01 - 65.00	$28,107,998	$0	$104,307	$0	$28,212,305
	65.01 - 70.00	$20,722,700	$162,535	$0	$0	$20,885,236
	70.01 - 75.00	$22,861,550	$0	$190,135	$0	$23,051,686
	75.01 - 80.00	$19,948,064	$0	$0	$0	$19,948,064
	> 80.00	$330,597	$0	$0	$0	$330,597
Total New Brunswick		$463,465,304	$719,420	$660,230	$429,038	$465,273,992

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$18,480,662	$0	$2,017	$55,995	$18,538,675
Labrador	20.01 - 25.00	$10,783,458	$0	$18,623	$0	$10,802,080
	25.01 - 30.00	$17,849,736	$0	$0	$0	$17,849,736
	30.01 - 35.00	$25,393,067	$0	$0	$0	$25,393,067
	35.01 - 40.00	$31,270,560	$0	$159,095	$0	$31,429,655
	40.01 - 45.00	$51,991,371	$0	$111,757	$88,032	$52,191,160
	45.01 - 50.00	$62,444,241	$392,558	$0	$71,237	$62,908,036
	50.01 - 55.00	$77,496,177	$0	$0	$341,846	$77,838,022
	55.01 - 60.00	$44,526,029	$0	$0	$0	$44,526,029
	60.01 - 65.00	$31,271,028	$0	$0	$0	$31,271,028
	65.01 - 70.00	$21,626,490	$0	$0	$0	$21,626,490
	70.01 - 75.00	$15,640,961	$0	$0	$0	$15,640,961
	75.01 - 80.00	$17,445,368	$0	$0	$0	$17,445,368
	> 80.00	$759,656	$0	$0	$0	$759,656
Total Newfoundland and Labrador		$426,978,804	$392,558	$291,491	$557,110	$428,219,964

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$566,909	$0	$0	$0	$566,909
Territories	20.01 - 25.00	$377,378	$0	$0	$0	$377,378
	25.01 - 30.00	$149,737	$0	$0	$0	$149,737
	30.01 - 35.00	$155,639	$0	$0	$0	$155,639
	35.01 - 40.00	$658,999	$0	$0	$0	$658,999
	40.01 - 45.00	$278,890	$0	$0	$0	$278,890
	45.01 - 50.00	$294,954	$0	$0	$0	$294,954
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$2,482,506	$0	$0	$0	$2,482,506

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary

		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$36,824,177	$0	$0	$30,870	$36,855,048
	20.01 - 25.00	$23,852,076	$0	$0	$0	$23,852,076
	25.01 - 30.00	$28,040,185	$0	$0	$47,870	$28,088,054
	30.01 - 35.00	$40,063,227	$0	$0	$86,752	$40,149,978
	35.01 - 40.00	$52,268,145	$0	$57,960	$312,541	$52,638,646
	40.01 - 45.00	$70,062,055	$111,165	$109,170	$0	$70,282,390
	45.01 - 50.00	$89,897,742	$28,774	$69,369	$112,946	$90,108,831
	50.01 - 55.00	$100,491,166	$105,887	$114,327	$0	$100,711,380
	55.01 - 60.00	$86,498,767	$247,442	$164,070	$235,038	$87,145,317
	60.01 - 65.00	$96,332,441	$115,126	$156,024	$368,375	$96,971,966
	65.01 - 70.00	$96,548,696	$0	$330,956	$276,491	$97,156,144
	70.01 - 75.00	$112,030,949	$0	$0	$0	$112,030,949
	75.01 - 80.00	$30,334,110	$0	$0	$0	$30,334,110
	> 80.00	$441,272	$0	$0	$0	$441,272
Total Nova Scotia		$863,685,009	$608,394	$1,001,876	$1,470,883	$866,766,162

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$40,283	$0	$0	$0	$40,283
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$40,283	$0	$0	$0	$40,283

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,557,989,350	$385,765	$248,501	$90,202	$1,558,713,818
	20.01 - 25.00	$1,036,990,258	$783,034	$0	$165,109	$1,037,938,401
	25.01 - 30.00	$1,523,730,305	$105,998	$677,356	$274,531	$1,524,788,190
	30.01 - 35.00	$1,967,554,800	$2,594,062	$584,874	$924,020	$1,971,657,756
	35.01 - 40.00	$2,327,581,217	$653,407	$0	$813,047	$2,329,047,670
	40.01 - 45.00	$2,675,412,573	$2,216,040	$531,958	$585,944	$2,678,746,515
	45.01 - 50.00	$2,549,983,326	$1,305,357	$798,811	$576,472	$2,552,663,967
	50.01 - 55.00	$2,160,071,821	$123,937	$1,288,003	$341,419	$2,161,825,180
	55.01 - 60.00	$1,588,447,918	$2,123,725	$100,148	$2,419,013	$1,593,090,804
	60.01 - 65.00	$1,304,295,707	$387,806	$617,165	$0	$1,305,300,678
	65.01 - 70.00	$1,120,754,884	$807,603	$381,334	$177,837	$1,122,121,658
	70.01 - 75.00	$900,134,828	$328,554	$582,782	$0	$901,046,165
	75.01 - 80.00	$795,466,999	$385,513	$551,923	$0	$796,404,435
	> 80.00	$141,369,978	$981,467	$0	$0	$142,351,445
Total Ontario		$21,649,783,966	$13,182,266	$6,362,855	$6,367,594	$21,675,696,682

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$5,532,327	$0	$0	$0	$5,532,327
Island	20.01 - 25.00	$3,438,746	$0	$0	$0	$3,438,746
	25.01 - 30.00	$4,689,967	$0	$0	$0	$4,689,967
	30.01 - 35.00	$5,798,818	$0	$0	$0	$5,798,818
	35.01 - 40.00	$5,329,193	$0	$0	$0	$5,329,193
	40.01 - 45.00	$12,669,899	$0	$0	$0	$12,669,899
	45.01 - 50.00	$14,445,080	$0	$0	$0	$14,445,080
	50.01 - 55.00	$14,122,799	$139,759	$0	$0	$14,262,558
	55.01 - 60.00	$11,081,749	$0	$0	$0	$11,081,749
	60.01 - 65.00	$8,673,452	$145,701	$0	$68,125	$8,887,277
	65.01 - 70.00	$4,270,498	$0	$0	$0	$4,270,498
	70.01 - 75.00	$3,901,706	$0	$0	$0	$3,901,706
	75.01 - 80.00	$4,174,398	$0	$0	$0	$4,174,398
	> 80.00	$400,693	$0	$0	$0	$400,693
Total Prince Edward Island		$98,529,326	$285,460	$0	$68,125	$98,882,910

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$197,422,562	$100,931	$168,122	$0	$197,691,615
	20.01 - 25.00	$130,745,870	$138,341	$0	$0	$130,884,212
	25.01 - 30.00	$186,301,540	$0	$0	$537,340	$186,838,880
	30.01 - 35.00	$221,435,019	$106,359	$117,548	$165,227	$221,824,153
	35.01 - 40.00	$295,652,909	$0	$30,402	$403,473	$296,086,783
	40.01 - 45.00	$357,864,793	$323,637	$0	$376,466	$358,564,897
	45.01 - 50.00	$444,701,205	$0	$13,907	$204,755	$444,919,866
	50.01 - 55.00	$566,091,230	$260,997	$370,549	$809,000	$567,531,776
	55.01 - 60.00	$631,435,701	$0	$460,642	$924,576	$632,820,919
	60.01 - 65.00	$653,506,226	$661,554	$316,399	$554,410	$655,038,589
	65.01 - 70.00	$689,653,711	$867,466	$429,397	$472,059	$691,422,634
	70.01 - 75.00	$407,873,352	$158,911	$614,370	$572,501	$409,219,134
	75.01 - 80.00	$113,281,692	$0	$0	$598,120	$113,879,812
	> 80.00	$2,430,381	$0	$0	$0	$2,430,381
Total Quebec		$4,898,396,192	$2,618,197	$2,521,335	$5,617,926	$4,909,153,650

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$62,637,430	$11,303	$0	$35,945	$62,684,678
	20.01 - 25.00	$42,662,293	$112,629	$57,345	$0	$42,832,267
	25.01 - 30.00	$61,274,937	$50,972	$0	$80,060	$61,405,969
	30.01 - 35.00	$89,398,492	$0	$0	$202,833	$89,601,325
	35.01 - 40.00	$118,542,809	$0	$50,106	$183,644	$118,776,559
	40.01 - 45.00	$190,106,466	$498,037	$273,303	$472,278	$191,350,084
	45.01 - 50.00	$217,068,771	$355,021	$405,084	$2,543,169	$220,372,045
	50.01 - 55.00	$224,323,921	$224,765	$84,531	$650,285	$225,283,502
	55.01 - 60.00	$130,260,275	$224,775	$648,445	$636,420	$131,769,916
	60.01 - 65.00	$69,829,391	$0	$0	$620,393	$70,449,784
	65.01 - 70.00	$52,725,593	$0	$0	$0	$52,725,593
	70.01 - 75.00	$36,910,111	$0	$0	$0	$36,910,111
	75.01 - 80.00	$31,453,709	$0	$0	$0	$31,453,709
	> 80.00	$1,212,913	$0	$0	$0	$1,212,913
Total Saskatchewan		$1,328,407,113	$1,477,503	$1,518,813	$5,425,025	$1,336,828,455

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,628,843	$0	$0	$0	$1,628,843
	20.01 - 25.00	$1,353,188	$0	$0	$0	$1,353,188
	25.01 - 30.00	$722,434	$0	$0	$0	$722,434
	30.01 - 35.00	$1,624,679	$0	$0	$0	$1,624,679
	35.01 - 40.00	$1,874,619	$0	$0	$0	$1,874,619
	40.01 - 45.00	$6,247,567	$0	$0	$0	$6,247,567
	45.01 - 50.00	$2,056,585	$0	$0	$0	$2,056,585
	50.01 - 55.00	$1,384,158	$0	$0	$0	$1,384,158
	55.01 - 60.00	$1,227,593	$0	$0	$0	$1,227,593
	60.01 - 65.00	$157,750	$0	$0	$0	$157,750
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$18,277,417	$0	$0	$0	$18,277,417

Grand Total		$48,088,318,126	$37,624,520	$21,268,424	$51,792,578	$48,199,003,648

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.42	0.00	0.00	0.00	0.42
	20.01 - 25.00	0.28	0.00	0.00	0.00	0.28
	25.01 - 30.00	0.39	0.00	0.00	0.00	0.40
	30.01 - 35.00	0.49	0.00	0.00	0.00	0.49
	35.01 - 40.00	0.62	0.00	0.00	0.00	0.62
	40.01 - 45.00	0.82	0.00	0.00	0.01	0.83
	45.01 - 50.00	1.03	0.00	0.00	0.00	1.04
	50.01 - 55.00	1.10	0.00	0.00	0.00	1.10
	55.01 - 60.00	1.27	0.00	0.00	0.00	1.28
	60.01 - 65.00	1.29	0.00	0.00	0.00	1.29
	65.01 - 70.00	1.39	0.00	0.00	0.00	1.40
	70.01 - 75.00	1.55	0.00	0.00	0.01	1.56
	75.01 - 80.00	1.34	0.00	0.00	0.00	1.35
	> 80.00	0.64	0.00	0.00	0.00	0.64
Total Alberta		12.62	0.01	0.01	0.05	12.69

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	2.35	0.00	0.00	0.00	2.36
	20.01 - 25.00	1.61	0.00	0.00	0.00	1.61
	25.01 - 30.00	2.09	0.00	0.00	0.00	2.10
	30.01 - 35.00	2.71	0.00	0.00	0.00	2.71
	35.01 - 40.00	3.25	0.01	0.00	0.00	3.26
	40.01 - 45.00	2.85	0.00	0.00	0.00	2.86
	45.01 - 50.00	2.42	0.00	0.00	0.00	2.42
	50.01 - 55.00	1.71	0.00	0.00	0.00	1.71
	55.01 - 60.00	1.05	0.00	0.00	0.00	1.05
	60.01 - 65.00	0.89	0.00	0.00	0.00	0.89
	65.01 - 70.00	0.83	0.00	0.00	0.00	0.83
	70.01 - 75.00	0.54	0.00	0.00	0.00	0.54
	75.01 - 80.00	0.39	0.00	0.00	0.00	0.39
	> 80.00	0.03	0.00	0.00	0.00	0.03
Total British Columbia		22.72	0.02	0.00	0.02	22.76

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.10	0.00	0.00	0.00	0.10
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.09	0.00	0.00	0.00	0.09
	30.01 - 35.00	0.12	0.00	0.00	0.00	0.12
	35.01 - 40.00	0.15	0.00	0.00	0.00	0.15
	40.01 - 45.00	0.20	0.00	0.00	0.00	0.20
	45.01 - 50.00	0.24	0.00	0.00	0.00	0.24
	50.01 - 55.00	0.30	0.00	0.00	0.00	0.30
	55.01 - 60.00	0.30	0.00	0.00	0.00	0.30
	60.01 - 65.00	0.29	0.00	0.00	0.00	0.29
	65.01 - 70.00	0.33	0.00	0.00	0.00	0.33
	70.01 - 75.00	0.35	0.00	0.00	0.00	0.35
	75.01 - 80.00	0.19	0.00	0.00	0.00	0.19
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.71	0.00	0.00	0.00	2.72

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.12	0.00	0.00	0.00	0.12
	45.01 - 50.00	0.14	0.00	0.00	0.00	0.14
	50.01 - 55.00	0.14	0.00	0.00	0.00	0.14
	55.01 - 60.00	0.11	0.00	0.00	0.00	0.11
	60.01 - 65.00	0.06	0.00	0.00	0.00	0.06
	65.01 - 70.00	0.04	0.00	0.00	0.00	0.04
	70.01 - 75.00	0.05	0.00	0.00	0.00	0.05
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.96	0.00	0.00	0.00	0.97

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.04	0.00	0.00	0.00	0.04
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.11	0.00	0.00	0.00	0.11
	45.01 - 50.00	0.13	0.00	0.00	0.00	0.13
	50.01 - 55.00	0.16	0.00	0.00	0.00	0.16
	55.01 - 60.00	0.09	0.00	0.00	0.00	0.09
	60.01 - 65.00	0.06	0.00	0.00	0.00	0.06
	65.01 - 70.00	0.04	0.00	0.00	0.00	0.04
	70.01 - 75.00	0.03	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.89	0.00	0.00	0.00	0.89

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.08	0.00	0.00	0.00	0.08
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.19	0.00	0.00	0.00	0.19
	50.01 - 55.00	0.21	0.00	0.00	0.00	0.21
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.20	0.00	0.00	0.00	0.20
	65.01 - 70.00	0.20	0.00	0.00	0.00	0.20
	70.01 - 75.00	0.23	0.00	0.00	0.00	0.23
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.79	0.00	0.00	0.00	1.80

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	3.23	0.00	0.00	0.00	3.23
	20.01 - 25.00	2.15	0.00	0.00	0.00	2.15
	25.01 - 30.00	3.16	0.00	0.00	0.00	3.16
	30.01 - 35.00	4.08	0.01	0.00	0.00	4.09
	35.01 - 40.00	4.83	0.00	0.00	0.00	4.83
	40.01 - 45.00	5.55	0.00	0.00	0.00	5.56
	45.01 - 50.00	5.29	0.00	0.00	0.00	5.30
	50.01 - 55.00	4.48	0.00	0.00	0.00	4.49
	55.01 - 60.00	3.30	0.00	0.00	0.01	3.31
	60.01 - 65.00	2.71	0.00	0.00	0.00	2.71
	65.01 - 70.00	2.33	0.00	0.00	0.00	2.33
	70.01 - 75.00	1.87	0.00	0.00	0.00	1.87
	75.01 - 80.00	1.65	0.00	0.00	0.00	1.65
	> 80.00	0.29	0.00	0.00	0.00	0.30
Total Ontario		44.92	0.03	0.01	0.01	44.97

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.03	0.00	0.00	0.00	0.03
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.41	0.00	0.00	0.00	0.41
	20.01 - 25.00	0.27	0.00	0.00	0.00	0.27
	25.01 - 30.00	0.39	0.00	0.00	0.00	0.39
	30.01 - 35.00	0.46	0.00	0.00	0.00	0.46
	35.01 - 40.00	0.61	0.00	0.00	0.00	0.61
	40.01 - 45.00	0.74	0.00	0.00	0.00	0.74
	45.01 - 50.00	0.92	0.00	0.00	0.00	0.92
	50.01 - 55.00	1.17	0.00	0.00	0.00	1.18
	55.01 - 60.00	1.31	0.00	0.00	0.00	1.31
	60.01 - 65.00	1.36	0.00	0.00	0.00	1.36
	65.01 - 70.00	1.43	0.00	0.00	0.00	1.43
	70.01 - 75.00	0.85	0.00	0.00	0.00	0.85
	75.01 - 80.00	0.24	0.00	0.00	0.00	0.24
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Quebec		10.16	0.01	0.01	0.01	10.19

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.13	0.00	0.00	0.00	0.13
	20.01 - 25.00	0.09	0.00	0.00	0.00	0.09
	25.01 - 30.00	0.13	0.00	0.00	0.00	0.13
	30.01 - 35.00	0.19	0.00	0.00	0.00	0.19
	35.01 - 40.00	0.25	0.00	0.00	0.00	0.25
	40.01 - 45.00	0.39	0.00	0.00	0.00	0.40
	45.01 - 50.00	0.45	0.00	0.00	0.01	0.46
	50.01 - 55.00	0.47	0.00	0.00	0.00	0.47
	55.01 - 60.00	0.27	0.00	0.00	0.00	0.27
	60.01 - 65.00	0.14	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.11	0.00	0.00	0.00	0.11
	70.01 - 75.00	0.08	0.00	0.00	0.00	0.08
	75.01 - 80.00	0.07	0.00	0.00	0.00	0.07
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.76	0.00	0.00	0.01	2.77

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.04	0.00	0.00	0.00	0.04

Grand Total		99.77	0.08	0.04	0.11	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score		Principal Balance	Percentage
20.00 and below	Score Unavailable		$15,956,748	0.03
	499 and below		$12,526,849	0.03
	500 - 539		$1,786,661	0.00
	540 - 559		$2,500,256	0.01
	560 - 579		$3,322,397	0.01
	580 - 599		$3,937,561	0.01
	600 - 619		$7,254,518	0.02
	620 - 639		$10,640,838	0.02
	640 - 659		$20,955,484	0.04
	660 - 679		$26,103,393	0.05
	680 - 699		$49,367,333	0.10
	700 - 719		$62,524,948	0.13
	720 - 739		$95,949,602	0.20
	740 - 759		$105,866,178	0.22
	760 - 779		$139,345,868	0.29
	780 - 799		$193,734,964	0.40
	800 and above		$2,536,565,884	5.26
Total			$3,288,339,483	6.82

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$4,588,017	0.01
	499 and below	$6,745,122	0.01
	500 - 539	$3,383,325	0.01
	540 - 559	$1,686,597	0.00
	560 - 579	$4,282,464	0.01
	580 - 599	$5,362,467	0.01
	600 - 619	$5,925,518	0.01
	620 - 639	$7,358,469	0.02
	640 - 659	$15,286,917	0.03
	660 - 679	$24,386,101	0.05
	680 - 699	$42,611,900	0.09
	700 - 719	$58,209,239	0.12
	720 - 739	$72,097,640	0.15
	740 - 759	$87,674,289	0.18
	760 - 779	$114,398,888	0.24
	780 - 799	$141,074,994	0.29
	800 and above	$1,609,026,648	3.34
Total		$2,204,098,596	4.57

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$6,926,967	0.01
	499 and below	$11,242,695	0.02
	500 - 539	$6,780,640	0.01
	540 - 559	$3,633,026	0.01
	560 - 579	$4,373,599	0.01
	580 - 599	$7,116,645	0.01
	600 - 619	$10,800,014	0.02
	620 - 639	$14,498,059	0.03
	640 - 659	$30,415,610	0.06
	660 - 679	$43,073,793	0.09
	680 - 699	$68,208,981	0.14
	700 - 719	$87,472,297	0.18
	720 - 739	$125,184,461	0.26
	740 - 759	$133,377,593	0.28
	760 - 779	$162,285,831	0.34
	780 - 799	$222,723,038	0.46
	800 and above	$2,154,322,557	4.47
Total		$3,092,435,808	6.42

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$10,217,162	0.02
	499 and below	$14,910,073	0.03
	500 - 539	$5,962,716	0.01
	540 - 559	$6,019,543	0.01
	560 - 579	$8,024,926	0.02
	580 - 599	$15,104,200	0.03
	600 - 619	$15,331,642	0.03
	620 - 639	$26,834,141	0.06
	640 - 659	$43,323,541	0.09
	660 - 679	$72,315,228	0.15
	680 - 699	$105,550,805	0.22
	700 - 719	$142,818,957	0.30
	720 - 739	$163,848,056	0.34
	740 - 759	$192,816,287	0.40
	760 - 779	$232,870,603	0.48
	780 - 799	$295,655,004	0.61
	800 and above	$2,633,929,075	5.46
Total		$3,985,531,958	8.27

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$8,661,537	0.02
	499 and below	$16,078,867	0.03
	500 - 539	$9,826,515	0.02
	540 - 559	$10,245,717	0.02
	560 - 579	$12,914,704	0.03
	580 - 599	$13,731,355	0.03
	600 - 619	$21,935,570	0.05
	620 - 639	$39,917,835	0.08
	640 - 659	$61,909,122	0.13
	660 - 679	$107,713,650	0.22
	680 - 699	$135,421,686	0.28
	700 - 719	$194,876,701	0.40
	720 - 739	$233,037,814	0.48
	740 - 759	$271,103,261	0.56
	760 - 779	$306,779,097	0.64
	780 - 799	$372,368,474	0.77
	800 and above	$2,998,701,646	6.22
Total		$4,815,223,552	9.99

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$7,418,554	0.02
	499 and below	$21,178,358	0.04
	500 - 539	$14,736,730	0.03
	540 - 559	$13,539,182	0.03
	560 - 579	$12,252,664	0.03
	580 - 599	$32,581,890	0.07
	600 - 619	$32,523,195	0.07
	620 - 639	$50,654,437	0.11
	640 - 659	$76,294,198	0.16
	660 - 679	$114,673,106	0.24
	680 - 699	$184,993,471	0.38
	700 - 719	$238,173,670	0.49
	720 - 739	$263,578,723	0.55
	740 - 759	$343,016,688	0.71
	760 - 779	$374,179,983	0.78
	780 - 799	$434,781,628	0.90
	800 and above	$3,085,551,580	6.40
Total		$5,300,128,057	11.00

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$8,729,367	0.02
	499 and below	$14,372,328	0.03
	500 - 539	$17,138,189	0.04
	540 - 559	$14,739,715	0.03
	560 - 579	$18,471,040	0.04
	580 - 599	$25,106,889	0.05
	600 - 619	$38,685,489	0.08
	620 - 639	$61,873,906	0.13
	640 - 659	$97,080,077	0.20
	660 - 679	$151,608,367	0.31
	680 - 699	$207,429,491	0.43
	700 - 719	$277,795,351	0.58
	720 - 739	$325,708,552	0.68
	740 - 759	$314,683,343	0.65
	760 - 779	$368,091,742	0.76
	780 - 799	$444,545,972	0.92
	800 and above	$2,853,553,273	5.92
Total		$5,239,613,090	10.87

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$10,277,408	0.02
	499 and below	$12,807,513	0.03
	500 - 539	$14,609,862	0.03
	540 - 559	$12,154,101	0.03
	560 - 579	$18,094,844	0.04
	580 - 599	$22,840,245	0.05
	600 - 619	$33,070,797	0.07
	620 - 639	$60,131,862	0.12
	640 - 659	$103,693,496	0.22
	660 - 679	$142,044,363	0.29
	680 - 699	$208,067,855	0.43
	700 - 719	$249,997,344	0.52
	720 - 739	$329,811,447	0.68
	740 - 759	$342,672,197	0.71
	760 - 779	$390,697,550	0.81
	780 - 799	$408,675,054	0.85
	800 and above	$2,355,032,394	4.89
Total		$4,714,678,331	9.78

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$3,417,288	0.01
	499 and below	$9,643,640	0.02
	500 - 539	$11,333,234	0.02
	540 - 559	$9,678,236	0.02
	560 - 579	$9,879,271	0.02
	580 - 599	$18,357,116	0.04
	600 - 619	$32,395,768	0.07
	620 - 639	$47,248,150	0.10
	640 - 659	$71,910,432	0.15
	660 - 679	$123,871,893	0.26
	680 - 699	$186,551,870	0.39
	700 - 719	$230,317,699	0.48
	720 - 739	$273,645,672	0.57
	740 - 759	$289,157,799	0.60
	760 - 779	$308,858,037	0.64
	780 - 799	$376,771,377	0.78
	800 and above	$1,817,579,503	3.77
Total		$3,820,616,985	7.93

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$2,932,112	0.01
	499 and below	$8,340,353	0.02
	500 - 539	$9,063,705	0.02
	540 - 559	$10,962,009	0.02
	560 - 579	$12,073,847	0.03
	580 - 599	$19,220,962	0.04
	600 - 619	$26,091,838	0.05
	620 - 639	$41,665,772	0.09
	640 - 659	$68,998,281	0.14
	660 - 679	$108,514,564	0.23
	680 - 699	$146,667,483	0.30
	700 - 719	$207,825,628	0.43
	720 - 739	$231,725,037	0.48
	740 - 759	$265,383,136	0.55
	760 - 779	$292,231,614	0.61
	780 - 799	$317,218,752	0.66
	800 and above	$1,623,185,950	3.37
Total		$3,392,101,044	7.04

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,852,656	0.00
	499 and below	$9,005,598	0.02
	500 - 539	$9,342,202	0.02
	540 - 559	$9,021,976	0.02
	560 - 579	$10,621,606	0.02
	580 - 599	$17,508,559	0.04
	600 - 619	$28,355,123	0.06
	620 - 639	$46,763,262	0.10
	640 - 659	$75,091,563	0.16
	660 - 679	$124,521,156	0.26
	680 - 699	$162,453,163	0.34
	700 - 719	$201,254,768	0.42
	720 - 739	$217,458,319	0.45
	740 - 759	$248,787,055	0.52
	760 - 779	$275,350,711	0.57
	780 - 799	$306,936,639	0.64
	800 and above	$1,498,176,158	3.11
Total		$3,242,500,513	6.73

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$1,749,763	0.00
	499 and below	$6,773,075	0.01
	500 - 539	$8,602,150	0.02
	540 - 559	$7,030,823	0.01
	560 - 579	$9,831,130	0.02
	580 - 599	$15,115,869	0.03
	600 - 619	$30,822,615	0.06
	620 - 639	$40,956,619	0.08
	640 - 659	$63,373,810	0.13
	660 - 679	$115,374,833	0.24
	680 - 699	$153,069,460	0.32
	700 - 719	$181,762,123	0.38
	720 - 739	$216,311,205	0.45
	740 - 759	$223,037,388	0.46
	760 - 779	$237,644,507	0.49
	780 - 799	$262,951,513	0.55
	800 and above	$1,110,368,771	2.30
Total		$2,684,775,653	5.57

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$492,139	0.00
	499 and below	$5,067,666	0.01
	500 - 539	$7,147,941	0.01
	540 - 559	$3,783,995	0.01
	560 - 579	$8,634,224	0.02
	580 - 599	$13,739,344	0.03
	600 - 619	$18,877,392	0.04
	620 - 639	$35,816,019	0.07
	640 - 659	$51,836,595	0.11
	660 - 679	$85,402,403	0.18
	680 - 699	$126,521,778	0.26
	700 - 719	$149,586,504	0.31
	720 - 739	$149,855,311	0.31
	740 - 759	$167,615,165	0.35
	760 - 779	$185,193,578	0.38
	780 - 799	$188,117,331	0.39
	800 and above	$747,765,621	1.55
Total		$1,945,453,007	4.04

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 4/30/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$260,105	0.00
	499 and below	$1,311,880	0.00
	500 - 539	$3,375,567	0.01
	540 - 559	$1,165,781	0.00
	560 - 579	$2,203,427	0.00
	580 - 599	$4,174,622	0.01
	600 - 619	$6,642,477	0.01
	620 - 639	$9,422,353	0.02
	640 - 659	$17,697,479	0.04
	660 - 679	$25,707,365	0.05
	680 - 699	$41,923,264	0.09
	700 - 719	$51,793,756	0.11
	720 - 739	$49,885,607	0.10
	740 - 759	$42,494,759	0.09
	760 - 779	$51,209,404	0.11
	780 - 799	$39,909,946	0.08
	800 and above	$124,329,777	0.26
Total		$473,507,570	0.98

Grand Total		$48,199,003,648	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix

Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.
Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan. First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property. Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology
The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information. As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index. The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property. This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan. In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2019	Page 21 of 21